RIGHT OF USE AND LEASE LIABILITIES - Schedule of Detailed information about cash outflow related to leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in the statement of income and losses
Financial expense on lease	R$ 110,356	R$ 112,456	R$ 116,381
Amortization of right of use	287,568	302,144
Appropriation in the result of variable lease installments not included in the measurement of lease liabilities	7,382	1,855
Sublease revenue	(17,210)	(20,724)
Short-term lease expenses and low-value assets	6,444	21,556
Benefits granted by lessor related to Covid-19	(111)	(1,366)
Adjustment to recoverable value of right-of-use assets - impairment	1,321
Amounts recognized in the financing activities in the cash flow statement
Lease payments (principal)	309,328	277,086
Amounts recognized in the operating activities in the cash flow statement:
Lease payments (interest)	100,442	113,655
Variable lease payments, not included in the measurement of lease liabilities	7,382	1,855
Short-term and low-value assets lease payments	R$ 1,906	R$ 6,510